PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment		$ 4,385	$ 4,385
Accumulated Depreciation		(2,557)	(1,594)
Total	$ 13,431	$ 1,828	$ 2,791